Stock-Based Compensation Plans, Stock Appreciation Rights Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Stock Appreciation Rights Plan [Abstract]
Accounts payable and accrued liabilities	$ 47,898	$ 36,776
Stock Appreciation Rights Plan [Member]
Stock Appreciation Rights Plan [Abstract]
Expiry period	P10Y
Vesting period	P4Y
Accounts payable and accrued liabilities	$ 93	$ 115